SIGNIFICANT ACCOUNTING POLICIES (Details 6) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-vested RSUs
Securities not included in the computations of diluted earnings per share
Securities excluded from computation of diluted earnings per share (in shares)	0.3	0.2
Stock options
Securities not included in the computations of diluted earnings per share
Securities excluded from computation of diluted earnings per share (in shares)	0.2	0.8	0.8
Outstanding stock options (in shares)		0.8